UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Discovery Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2011

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

	Forester Discovery Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 45.33%

Basic Materials - 0.55%
1,650	Posco ADR	$ 125,417

Consumer Discretionary - 4.22%
29,810	Michelin ADR	357,124
30,700	Panasonic Corp. ADR	292,264
16,480	Sony Corp. ADR	313,120
		962,508
Consumer Staples - 11.33%
6,000	Delhaize Group ADR	350,640
7,145	Diageo Plc. ADR	542,520
9,070	Fomento Economico Mexicano S. A. ADR	587,917
8,850	Imperial Tobacco Group Plc. ADR	593,835
16,280	Unilever Plc. ADR	507,773
		2,582,685
Energy - 4.17%
7,160	Eni Spa (Italy)	251,531
4,670	Royal Dutch Shell Plc ADR	287,298
9,440	Statoil ASA ADR	203,432
4,740	Total S A ADR	207,944
		950,205
Financial Services - 5.72%
18,585	Allianz SE ADR	173,584
9,900	Banco Santander S. A. ADR	79,596
5,410	Canadian Imperial Bank of Commerce (Canada)	377,726
6,800	Credit Suisse Group AG ADR	178,432
5,640	HSBC Holdings Plc. ADR	214,546
3,970	Toronto Dominion Bank NY (Canada)	281,672
		1,305,556
Health Care - 5.59%
10,050	Astrazeneca Plc. ADR	445,818
9,185	Novartis AG ADR *	512,247
8,520	Teva Pharmaceutical Industries Ltd. ADR	317,114
		1,275,179
Industrial Goods - 3.10%
21,775	ABB Ltd. ADR *	371,917
3,730	Siemens AG (Germany) *	334,917
		706,834
Technology - 2.99%
27,375	Nokia Corp. ADR	154,943
8,870	Research In Motion Ltd. *	180,061
6,860	SAP AG ADR	347,253
		682,257
Telecommunications - 5.63%
15,480	BT Group Plc. (United Kingdom)	412,387
19,540	Nippon Telegraph & Telephone Corp. ADR *	467,983
15,720	Vodafone Group Public Ltd. Co. (United Kingdom)	403,375
		1,283,745
Utilities - 2.03%
9,320	National Grid Plc. ADR	462,272

TOTAL FOR COMMON STOCKS (Cost $11,495,334) - 45.33%		10,336,658

SHORT TERM INVESTMENTS - 54.80%
12,496,016	Fidelity Institutional Treasury 0.01% ** (Cost $12,496,016)	12,496,016

TOTAL INVESTMENTS (Cost $23,991,350) - 100.13%		22,832,674

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%		(28,185)

NET ASSETS - 100.00%		$ 22,804,489

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.
The accompanying notes are an integral part of these financial statements.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 10,336,658	$ -	$ -	$ 10,336,658
Short-Term Investments:
Fidelity Institutional Treasury	12,496,016	-	-	12,496,016
	$ 22,832,674	$ -	$ -	$ 22,832,674

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Assets and Liabilities
September 30, 2011 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $23,991,350)	$ 22,832,674
Receivables:
Shareholder Subscriptions	10,116
Dividends and Interest	32,489
Total Assets	22,875,279

Liabilities
Shareholder Redemptions	44,861
Due to Advisor	25,929
Total Liabilities	70,790

Net Assets	$ 22,804,489

Net Assets Consist of:
Paid In Capital	$ 24,046,937
Accumulated Undistributed Net Investment Income	77,291
Accumulated Realized Loss on Investments	(161,063)
Unrealized Depreciation in Value of Investments	(1,158,676)
Net Assets, for 1,875,327 Shares Outstanding	$ 22,804,489

Net Asset Value Per Share	$ 12.16

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Operations
For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Dividends (net of $28,580 of foreign tax withheld)	$ 231,679
Interest	634
Total Investment Income	232,313

Expenses:
Advisory Fees (Note 2)	164,925
Total Expenses	164,925

Net Investment Income	67,388

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(26,110)
Change in Unrealized Depreciation on Investments	(2,070,490)

Net Realized and Unrealized Loss on Investments	(2,096,600)

Net Decrease in Net Assets Resulting from Operations	$ (2,029,212)

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	9/30/2011	3/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 67,388	$ 23,773
Net Realized Loss on Investments	(26,110)	(110,196)
Capital Gain Distribution from Underlying Investment	-	176
Unrealized Appreciation (Depreciation) on Investments	(2,070,490)	411,733
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,029,212)	325,486

Distributions to Shareholders: (Note 6)
Net Investment Income	-	(13,870)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(13,870)

Capital Share Transactions (Note 5)	11,472,334	(1,268,341)

Total Increase (Decrease)	9,443,122	(956,725)

Net Assets:
Beginning of Period	13,361,367	14,318,092

End of Period (Including Undistributed Net Investment Income of $77,291
and $9,903, respectively)	$ 22,804,489	$ 13,361,367

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2011		3/31/2011	3/31/2010	3/31/2009	3/31/2008	3/31/2007

Net Asset Value, at Beginning of Year	$ 13.17		$ 12.75	$ 10.11	$ 10.06	$ 10.11	$ 10.09

Income From Investment Operations:
Net Investment Income/(Loss) *	0.04		0.02	(0.02)	0.19	0.37	0.44
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.05)		0.41	2.74	(0.09)	0.00	0.00
Total from Investment Operations	(1.01)		0.43	2.72	0.10	0.37	0.44

Distributions:
Net Investment Income	-		(0.01)	-	(0.05)	(0.42)	(0.42)
Realized Gains	-		-	(0.08)	-	-	-
Total from Distributions	-		(0.01)	(0.08)	(0.05)	(0.42)	(0.42)

Net Asset Value, at End of Year	$ 12.16		$ 13.17	$ 12.75	$ 10.11	$ 10.06	$ 10.11

Total Return **	(7.67)%		3.40%	26.95%	1.02%	3.70%	4.40%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 22,804		$ 13,361	$ 14,318	$ 195	$ 39	$ 37
Ratio of Expenses to Average Net Assets:
Before Waivers	1.35%	***	1.35%	1.35%	1.35%	1.35%	1.35%
After Waivers	1.35%	***	1.35%	1.35%	0.00%	0.00%	0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.55%	***	0.18%	(0.12)%	1.89%	3.70%	4.30%
Portfolio Turnover	4.79%		21.16%	171.22%	116.02%	0.00%	0.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

(1) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principals generally accepted in the United States of America.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Fair Value Pricing - The Board of Directors has delegated to Forester Capital Management, Inc. (the “Advisor”) responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that the Advisor's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Foreign currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2008-2011, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2011, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2011, the Advisor earned $164,925 for Advisory services.  The Fund owed the Advisor $25,929 for advisory fees at September 30, 2011.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 0.25% of the Fund's average net assets.   For the six months ended September 30, 2011, no such reimbursements were made.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of securities, other than short-term investments, aggregated $5,566,341 and $542,881, respectively, for the six months ended September 30, 2011.

(5) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2011, there were 500,000,000 shares of capital stock with a par value of $.0001 authorized. The total paid in capital totaled $24,046,937. Transactions in capital stock were as follows:

	Six Months Ended September 30, 2011		Year Ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,189,854	$15,721,286	663,242	$8,368,597
Shares issued in reinvestment of dividends	-	-	996	12,725
Shares redeemed	(328,992)	(4,248,952)	(773,127)	(9,649,663)
Net increase (decrease)	860,862	$11,472,334	(108,889)	$(1,268,341)

(6) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, as of March 31, 2011 the tax basis capital gains and losses and undistributed ordinary income are as follows:

Undistributed ordinary income

$      19,209

Post-October capital loss deferrals

$     (32,316)

    between 11/1/10 - 3/31/11 (a)

Capital loss carryforward +

                            Expiring 3/31/2017

$   (111,943)

As of September 30, 2011 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investments

 $     585,898

Gross unrealized depreciation on investments

   (1,744,574)

Net unrealized appreciation on investments

$ (1,158,676)

Tax cost of investments, including short-term investments

$23,991,350

+The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

(a) These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid during the years ended March 31, 2011 and 2010 are as follows:

   2011

   2010

Ordinary income

$13,870

$  1,386

Short-term capital gain

$         -

$93,242

On December 30, 2010 a distribution of $.0137 per share, aggregating $13,870 was paid to shareholders of record on December 29, 2010, from ordinary income.

For the six months ended September 30, 2011, the Fund did not pay any distributions.

(7) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2011, National Financial Service LLC, in omnibus accounts, in aggregate, owned approximately 66.72% of the Fund and may be deemed to control the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Forester Discovery Fund
Expense Illustration
September 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011 through September 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2011	September 30, 2011	April 1, 2011 through September 30, 2011

Actual	$1,000.00	$923.31	$6.51
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

DIRECTORS AND OFFICERS

SEPTEMBER 30, 2011 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director	Indefinite; 11 years	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than 5 years.
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 53	Director	Indefinite; 4 year	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 52	Director	Indefinite; 4 year	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 52	Director; President; Treasurer	Indefinite; 11 years	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2011.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2011 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 1, 2011